Mar. 02, 2018

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS AND SUMMARY PROSPECTUS
OF WELLS FARGO ASSET ALLOCATION FUNDS
For the Wells Fargo Asset Allocation Fund (the "Fund")
At a meeting held February 27-28, 2018, the Board of Trustees of Wells Fargo Funds Trust approved the addition of Wells Capital Management Incorporated ("Wells Capital Management") as the new sub-adviser for the Fund, effective on or about June 15, 2018. In connection with this change, the Prospectus is amended as follows, effective on or about June 15, 2018:
I. Principal Investment Strategy Changes
The description of the Fund's principal investment strategy in the Fund's prospectus will be deleted in its entirety and replaced with the following:
The description of the Fund's principal investment strategy in the Fund's prospectus is deleted in its entirety and replaced with the following:

The Fund's neutral allocation is as follows:

  65% of the Fund's assets in equity securities; and

  35% of the Fund's assets in fixed income securities.

The Fund is a diversified investment, providing exposure to equity, fixed income and alternative investment strategies. The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may invest in Wells Fargo Master Portfolios, in other Wells Fargo Funds, or directly in securities.
The Fund may be exposed to any asset class, including, for example, U.S. and foreign equities (including emerging market equities), U.S. and foreign fixed income securities (including emerging markets fixed income securities), and alternative investments. The underlying funds or Portfolios may gain their investment exposures directly or through investment in derivatives.
The Fund will incorporate a Tactical Asset Allocation (TAA) Overlay strategy which invests in long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies. The TAA Overlay strategy seeks to improve the Fund's risk/return profile through the tactical use of futures contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. Dependent upon market conditions, the TAA Overlay may increase or decrease exposures to a given asset class.
As part of managing the Fund's level of risk, both in absolute terms and relative to its benchmark, we may make changes to the allocations among investment styles at any time. We may use cash flows or effect transactions to accomplish these changes.
Portfolio Asset Allocation
The following table provides the Fund's neutral allocation and target ranges.
Asset Class	Neutral Position	Range[1]
Stock Funds	65%	55% to 75%
Bond Funds	35%	25% to 45%
Tactical Asset Allocation Overlay (TAA)	0%	-10% to 10%
1.	Negative values represent short positions in futures contracts that may be taken using the applicable overlay strategy.
II. Principal Investment Risks Changes The section entitled "Fund Summary – Principal Investment Risks" will be supplemented to remove the following: Focused Investment Risk, Large Shareholder Risk, Market Discruption and Geopolitical Risk, Short Sales Risk and Underlying Funds Risk. In addition, the following will be added:

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements ("swaptions"), both of which are types of derivatives, may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

III. Contractual Expense Cap Changes The Fund's expense cap is being changed. As such, footnote one to the Fund's Annual Fund Operating Expenses table in the Fund's prospectus is revised to read as follows: The Manager has contractually committed through August 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from funds in which the underlying master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.